Taxation - Schedule of Taxes on Items Recognized in Other Comprehensive Loss or Directly in Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income Taxes [Line Items]
Deferred tax expense (benefit) charged or credited directly to equity	$ 53	$ (21)
Current tax benefit on share-based payments	(14)	(6)
Employee benefits [member]
Disclosure of Income Taxes [Line Items]
Deferred tax expense (benefit) charged or credited directly to equity	34	(9)
Deferred and share-based compensation [member]
Disclosure of Income Taxes [Line Items]
Deferred tax expense (benefit) charged or credited directly to equity	$ 19	$ (12)